Liquidity Liquidity (Details) - vessel	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Mar. 25, 2022
Subsequent Event [Member] | Aframax Tanker
Other Commitments [Line Items]
Number of Vessels agreed to be sold	2	2
Subsequent Event [Member] | February 2022 Sale Leaseback
Other Commitments [Line Items]
Number Of Vessels					8
Suezmax Tankers
Other Commitments [Line Items]
Number Of Vessels Sold			3	1